Condensed Consolidated Balance Sheet (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accounts Receivable, Allowance	¥ 44,823	$ 6,692	¥ 39,166
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	230,000,000
Ordinary Shares, Shares issued	88,116,172	88,116,172	87,784,001
Ordinary Shares, Shares outstanding	88,116,172	88,116,172	87,784,001
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	17,324,848
Nonrecourse [Member]
Consolidated VIE and its subsidiaries, Current	¥ 275,112	$ 41,072	¥ 279,601
Consolidated VIE and its subsidiaries, Non-current	¥ 41,896	$ 6,255	¥ 38,232